FAIR VALUE MEASUREMENTS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets measured at fair value on a nonrecurring basis
Goodwill	$ 108,544,000
Total impairment loss relating to goodwill and long-lived assets	627,416,000	19,015,000	127,875,000
Level 2
Assets measured at fair value on a nonrecurring basis
Carrying amount of long-term debt, including the current portion	7,634,900,000	8,702,900,000
Fair value of long-term debt, including the current portion	7,828,500,000	8,737,300,000
Uzbekistan
Assets measured at fair value on a nonrecurring basis
Fair value of impaired property plant and equipment	256,200,000
Fair value of impaired other intangible assets	51,300,000
Fair value of impaired goodwill
Licenses | Uzbekistan
Assets measured at fair value on a nonrecurring basis
Fair value of impaired finite- lived and indefinite- lived intangible assets
Nonrecurring
Assets measured at fair value on a nonrecurring basis
Goodwill	108,544,000
Total impairment loss relating to goodwill and long-lived assets	627,416,000	19,015,000
Nonrecurring | Property, plant and equipment
Assets measured at fair value on a nonrecurring basis
Property, plant and equipment and intangibles	272,960,000	19,015,000
Nonrecurring | Licenses
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	82,885,000
Nonrecurring | Rights to use radio frequencies
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	76,641,000
Nonrecurring | Numbering capacity
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	36,145,000
Nonrecurring | Software and other intangible assets
Assets measured at fair value on a nonrecurring basis
Impairment of intangible assets	$ 50,241,000